Repurchase Reserve Liability (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Loans	Dec. 31, 2013 Loans
Repurchase Reserve Liability [Abstract]
Repurchase reserve liability	$ 160,000	$ 160,000
Number of loans sold to the secondary market	3,057	3,114
Balance of loans sold to the secondary market	$ 313,900,000	$ 322,500,000